Notes Payable - Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Payable - Related Party [Abstract]
NOTES PAYABLE - RELATED PARTY

2. NOTES PAYABLE – RELATED PARTY

On March 21, 2018, the Company, entered into an unsecured 7% Promissory Note with a significant shareholder in the amount of $15,000. On April 13, 2018 the significant shareholder entered into another promissory loan in amount of $10,000 with the similar terms. On May 4, 2018 the significant shareholder entered into another promissory loan in amount of $25,000 with the similar terms. On June 6, 2018 the significant shareholder entered into another promissory loan in amount of $32,000 with the similar terms. The notes have a term of 6 months and are unsecured. The note includes interest calculated for the 6 month ended June 30, 2018, from another note owned by the same shareholder.

June 30, 2018
Notes payable – related party at beginning of period	$-
Borrowings on notes payable – related party	82,000
Accumulated interest	1,454
Notes payable – related party	$83,454

On July 15, 2016, the Company entered into an unsecured 7% Promissory Notes with a significant shareholder in the amount of $100,000. The note has a one-year term and was in default as of June 30, 2018.

The changes in these notes payable to related party consisted of the following during the six months ended June 30, 2018:

	June 30, 2018	December 31, 2017
Notes payable at beginning of period	$110,688	$103,248
Borrowings on notes payable	-	-
Repayment	-	-
Accumulated interest	3,875	7,440
Notes payable – related party	$114,563	$110,688

During the year ended December 31, 2017, the Company entered into five unsecured 7% Promissory Notes with a terms ranging from four to six months.

During the year ended December 31, 2017, the Company borrowed a total of $4,275 from the former CEO of the Company, repaid $4,330 to the CEO, and the amount due to the CEO was $3,145 as of December 31, 2017. The CEO loaned an additional $25 during the six months ended June 30, 2018. The total amount due on June 30, 2018 is $3,170. The advance carries 0% interest rate, is unsecured, and is due on demand.

Other Related Party Transaction

Michael Delin, a former director of the Company, provided accounting services to the Company through an entity he owns. During the six month ended June 30, 2018, the Company paid Mr. Delin $3,500 for such services.

2. NOTES PAYABLE – RELATED PARTY

During the year ended December 31, 2016, the Company entered into eight unsecured 7% Promissory Notes with a significant shareholder totaling $222,000. During the year ended December 31, 2017, the Company entered into seventeen additional unsecured 7% Promissory Notes totaling $215,500. The notes mature four to twelve months from issuance and total $437,500. As of December 31, 2017, $300,000 of the notes were in default.

The changes in these notes payable to related party consisted of the following during the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Notes payable – related party at beginning of period	$231,569	-
Borrowings on notes payable – related party	215,500	222,000
Repayment	-	-
Accumulated interest	23,534	9,569
Notes payable – related party	$470,603	231,569

On July 15, 2016, the Company entered into an unsecured 7% Promissory Notes with a significant shareholder in the amount of $100,000. The note has a one-year term and was in default as of December 31, 2017.

The changes in these notes payable to related party consisted of the following during the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Notes payable at beginning of period	$103,248	$-
Borrowings on notes payable	-	100,000
Repayment	-	-
Accumulated interest	7,440	3,248
Notes payable – related party	$110,688	$103,248

During the year ended December 31, 2017, the Company entered into five unsecured 7% Promissory Notes with a significant shareholder totaling $65,500. As of December 31, 2017, $65,500 was in default.

The changes in these notes payable to related party consisted of the following during the year ended December 31, 2017:

December 31, 2017
Notes payable – related party at beginning of period	$-
Borrowings on notes payable – related party	65,500
Repayment	-
Accumulated interest	3,469
Notes payable – related party	$68,969

During the year ended December 31, 2017, the Company borrowed a total of $4,275 from the CEO of the Company; total expenses paid directly by the CEO of the Company was $3,200. During the year ended December 31, 2017, the Company repaid $4,330 to the CEO, and the amount due to the CEO was $3,145 as of December 31, 2017. The advance carries 0% interest rate and is to be paid when funds become available.

Other Related Party Transaction

Michael Delin, a director of the Company, provides accounting services to the Company through an entity he owns. During the years ended December 31, 2017 and December 31, 2016, the Company paid Mr. Delin $9,500 and $22,500 for such services.